Document and Entity Information	Jun. 06, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001820877
Document Type	8-K
Document Period End Date	Jun. 06, 2022
Entity Registrant Name	APARTMENT INCOME REIT CORP.
Entity Incorporation State Country Code	MD
Entity File Number	1-39686
Entity Tax Identification Number	84-1299717
Entity Address, Address Line One	4582 South Ulster Street
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	(303)
Local Phone Number	757-8101
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Apartment Income REIT Corp. Class A Common Stock
Trading Symbol	AIRC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false